Earnings per share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share
Earnings Per Share
	For the year ended December 31,

	2009			2010			2011

	Income (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share

Net income/(loss) attributable to DryShips Inc.	($19,209)	—	$ —	$188,327	—	$ —	($70,128)	—	$ —
Less: Series A Convertible Preferred stock dividends	($7,497)	—	—	($13,624)	—	—	($4,466)	—	—
Less: Non-vested common stock dividends declared and undistributed earnings	-	—	—	($2,139)	—	—	-	—	—

Basic EPS
Income/(loss) available to common stockholders	($26,706)	209,331,737	($0.13)	$172,564	268,858,688	$0.64	($74,594)	355,144,764	($0.21)

Dilutive effect of securities Preferred stock dividends	-	-	-	13,624	36,567,164	—	-	-	—

Diluted EPS
Income/(loss) available to common stockholders	($26,706)	209,331,737	($0.13)	$186,188	305,425,852	$0.61	($74,594)	355,144,764	($0.21)